Condensed Consolidating Financial Information - Statement of Cash Flows Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ 363,855	$ 182,421	$ 297,781	$ (58,473)	$ (59,980)
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	0	(138,987)	(138,987)	(129,308)	(90,504)
Net cash used in investing activities	0	(138,987)	(138,987)	(129,308)	(90,504)
Cash flows from financing activities
Proceeds from issuance of debt	350,000	3,700,000	3,700,000	0	0
Deferred financing costs	(5,381)	(76,120)	(77,163)	0	0
Repayment of bridge facilities	0	(4,544,850)	(4,544,850)	0	0
Repayment of debt principal	(33,500)	(16,750)	(16,750)	0	0
Proceeds from purchase of Operating Partnership units by MGP	387,548	1,132,468	1,132,468
Dividends and distributions paid	(284,213)	(56,720)	(150,829)	0	0
Cash received by Parent on behalf of Guarantor Subsidiaries	0	0	0
Net cash transfers from Parent	0	158,822	158,822	187,781	150,484
Net cash provided by financing activities	414,454	296,850	201,698	187,781	150,484
Cash and cash equivalents
Net increase for the period	778,309	340,284	360,492	0	0
Balance, beginning of period	360,492	0	0	0	0
Balance, end of period	1,138,801	340,284	360,492	0	0
Eliminations
Cash flows from operating activities
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent		0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities
Proceeds from issuance of debt	0	0	0
Deferred financing costs	0	0	0
Repayment of bridge facilities	0	0	0
Repayment of debt principal	0	0	0
Proceeds from purchase of Operating Partnership units by MGP	0	0	0
Dividends and distributions paid	0	0	0
Cash received by Parent on behalf of Guarantor Subsidiaries	0	0	0
Net cash transfers from Parent		0	0
Net cash provided by financing activities	0	0	0
Cash and cash equivalents
Net increase for the period	0	0	0
Balance, beginning of period	0	0	0
Balance, end of period	0	0	0	0
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities	493,350	425,833	397,665
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent		0	(138,987)
Net cash used in investing activities	0	0	(138,987)
Cash flows from financing activities
Proceeds from issuance of debt	0	0	0
Deferred financing costs	0	0	0
Repayment of bridge facilities	0	0	0
Repayment of debt principal	0	0	0
Proceeds from purchase of Operating Partnership units by MGP	0	0	0
Dividends and distributions paid	0	0	0
Cash received by Parent on behalf of Guarantor Subsidiaries	(493,350)	(425,833)	(417,500)
Net cash transfers from Parent		0	158,822
Net cash provided by financing activities	(493,350)	(425,833)	(258,678)
Cash and cash equivalents
Net increase for the period	0	0	0
Balance, beginning of period	0	0	0
Balance, end of period	0	0	0	0
MGP Operating Partnership
Cash flows from operating activities
Net cash provided by (used in) operating activities	363,855	182,421	297,781	(58,473)	(59,980)
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	0	(138,987)	(138,987)	(129,308)	(90,504)
Net cash used in investing activities	0	(138,987)	(138,987)	(129,308)	(90,504)
Cash flows from financing activities
Proceeds from issuance of debt	350,000	3,700,000	3,700,000	0	0
Deferred financing costs	(5,381)	(76,120)	(77,163)	0	0
Repayment of bridge facilities	0	(4,544,850)	(4,544,850)	0	0
Repayment of debt principal	(33,500)	(16,750)	(16,750)	0	0
Proceeds from purchase of Operating Partnership units by MGP	387,548	1,132,468	1,132,468	0	0
Dividends and distributions paid	(284,213)	(56,720)	(150,829)	0	0
Net cash transfers from Parent	0	158,822	158,822	187,781	150,484
Net cash provided by financing activities	414,454	296,850	201,698	187,781	150,484
Cash and cash equivalents
Net increase for the period	778,309	340,284	360,492	0	0
Balance, beginning of period	360,492	0	0	0	0
Balance, end of period	1,138,801	340,284	360,492	0	$ 0
MGP Operating Partnership | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities	(129,495)	(243,412)	(99,884)
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent		(138,987)	0
Net cash used in investing activities	0	(138,987)	0
Cash flows from financing activities
Proceeds from issuance of debt	350,000	3,700,000	3,700,000
Deferred financing costs	(5,381)	(76,120)	(77,163)
Repayment of bridge facilities	0	(4,544,850)	(4,544,850)
Repayment of debt principal	(33,500)	(16,750)	(16,750)
Proceeds from purchase of Operating Partnership units by MGP	387,548	1,132,468	1,132,468
Dividends and distributions paid	(284,213)	(56,720)	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries	493,350	425,833	417,500
Net cash transfers from Parent		158,822	0
Net cash provided by financing activities	907,804	722,683	460,376
Cash and cash equivalents
Net increase for the period	778,309	340,284	360,492
Balance, beginning of period	360,492	0	0
Balance, end of period	1,138,801	340,284	360,492	0
Co-Issuer | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent		0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities
Proceeds from issuance of debt	0	0	0
Deferred financing costs	0	0	0
Repayment of bridge facilities	0	0	0
Repayment of debt principal	0	0	0
Proceeds from purchase of Operating Partnership units by MGP	0	0	0
Dividends and distributions paid	0	0	0
Cash received by Parent on behalf of Guarantor Subsidiaries	0	0	0
Net cash transfers from Parent		0	0
Net cash provided by financing activities	0	0	0
Cash and cash equivalents
Net increase for the period	0	0	0
Balance, beginning of period	0	0	0
Balance, end of period	$ 0	$ 0	$ 0	$ 0